UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008
                                               --------------

Check here if Amendment [ ];                   Amendment Number: __
   This Amendment (Check only one):
       [ ] is a restatement.   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Gandhara Advisors Asia Limited
Address:  21st Floor, Henley Building
          5 Queens Road Central
          Hong Kong, China

Form 13F File Number: 28-11841

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:     Davide Erro
Title:    Director of Gandhara Advisors Asia Limited
Phone:    0-11-44-207-491-6100

Signature, Place, and Date of Signing:

/s/ Davide Erro             London, England         April 25, 2008
-----------------------     ----------------        ------------------
[Signature]                 [City, State]           [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [if there are not entries in this list, omit this section]

Form 13F File Number 28-11840
Name:  Gandhara Advisors Europe LLP
       ------------------------------

[Repeat as necessary.]